EVENTS AFTER THE BALANCE SHEET DATE	3 Months Ended
Jun. 30, 2021
Events After Balance Sheet Date
EVENTS AFTER THE BALANCE SHEET DATE

NOTE 22. EVENTS AFTER THE BALANCE SHEET DATE

Installment Note Receivable

The installment note receivable of approximately $0.034 million described in Note 5, “Prepaid Expenses and Other Receivables,” was repaid in full in July 2021.